SUPPLEMENT DATED MAY 28, 2020

TO THE PACIFIC FUNDS SUMMARY PROSPECTUS FOR

PACIFIC FUNDSSM ULTRA SHORT INCOME

DATED AUGUST 1, 2019

This supplement revises the Pacific Funds Summary Prospectus for Pacific FundsSM Ultra Short Income dated August 1, 2019, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

In the Principal Risks subsection, Emerging Markets Risk is deleted.